SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Interest income	$ 13,410,827	$ 13,663,082	$ 14,010,747	$ 14,623,636	$ 14,136,014	$ 14,174,594	$ 14,817,644	$ 17,124,421	$ 55,708,292	$ 60,252,673	$ 65,104,190
Interest expense	1,963,062	2,015,743	2,189,945	2,509,051	2,815,554	3,096,072	3,331,453	3,708,226	8,677,801	12,951,305	18,392,393
Net interest income	11,447,765	11,647,339	11,820,802	12,114,585	11,320,460	11,078,522	11,486,191	13,416,195	47,030,491	47,301,368	46,711,797
Provision for loan losses	2,950,000	3,000,000	5,500,000	3,000,000	3,000,000	4,000,000	3,500,000	4,300,000	14,450,000	14,800,000	26,064,000
Net interest income after provision for loan losses	8,497,765	8,647,339	6,320,802	9,114,585	8,320,460	7,078,522	7,986,191	9,116,195	32,580,491	32,501,368	20,647,797
Non-interest income	4,631,462	4,102,096	3,554,725	3,415,425	3,584,834	3,073,936	2,690,864	3,648,171	15,703,708	12,997,805	14,840,478
Non-interest expense	9,327,727	8,790,391	7,941,739	8,131,427	8,889,608	7,885,855	9,208,052	8,301,074	34,191,284	34,284,589	31,936,111
Income before income taxes	3,801,500	3,959,044	1,933,788	4,398,583	3,015,686	2,266,603	1,469,003	4,463,292	14,092,915	11,214,584	3,552,164
Income tax expense (benefit)	1,129,145	1,212,795	564,780	1,356,507	835,205	566,349	402,313	1,345,940	4,263,227	3,149,807	259,377
Net income	2,672,355	2,746,249	1,369,008	3,042,076	2,180,481	1,700,254	1,066,690	3,117,352	9,829,688	8,064,777	3,292,787
Income available to common shares	$ 2,541,903	$ 2,228,000	$ 851,149	$ 2,524,606	$ 1,663,399	$ 1,183,558	$ 550,379	$ 2,601,425	$ 8,145,658	$ 5,998,761	$ 1,232,887
Earnings per common share - basic (in dollars per shares)	$ 0.24	$ 0.21	$ 0.08	$ 0.24	$ 0.16	$ 0.11	$ 0.05	$ 0.25	$ 0.76	$ 0.57	$ 0.12
Earnings per common share - diluted (in dollars per shares)	$ 0.23	$ 0.20	$ 0.08	$ 0.23	$ 0.15	$ 0.11	$ 0.05	$ 0.24	$ 0.74	$ 0.55	$ 0.12
Weighted average common shares outstanding - basic (in shares)	10,742,660	10,709,072	10,659,123	10,605,620	10,574,405	10,558,910	10,532,730	10,507,158	10,679,091	10,543,316	10,380,822
Weighted average common shares outstanding - diluted (in shares)	11,019,007	11,121,025	11,132,612	11,004,706	10,962,188	11,009,935	10,986,206	10,925,023	10,993,862	10,987,605	10,626,919